FEDERAL INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 42,500,000		$ 282,000
Operating loss carryforwards, limitations on use	The carry forwards beginning in tax years 2018 are allowed to be carried forward indefinitely and are to be limited to 80% of the taxable income
Change in net deferred tax asset and valuation allowance	$ 5,192,000	$ 2,243,000